Debenture payable (Narrative) (Details) - Debenture payable [Member]	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Mar. 17, 2020 CAD ($)	Mar. 17, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Debenture issued								$ 51,500	$ 37,126
Interest rate								24.00%	24.00%
Interest expense on debentures	$ 9,081	$ 9,170	$ 9,604
Debt securities outstanding amount				$ 52,031	$ 37,389	$ 52,031	$ 37,509